TRANSFERS OF FINANCIAL ASSETS (Certain Cash Flows Between the Company and the European Conduits) (Details) (USD $)	12 Months Ended					12 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 02, 2010	Jun. 30, 2010 Europe [Member] Terminated Arrangement Related To Sales Of Accounts Receivable Recorded As Secured Borrowings [Member]	Dec. 31, 2010 Europe [Member]	Jun. 30, 2010 Europe [Member]	Dec. 31, 2010 Europe [Member] Trade Accounts Receivable [Member]	Dec. 31, 2010 Europe [Member] Trade Accounts Receivable [Member]
Tranfers of Financial Assets [Line Items]
Accounts Receivable classified as secured borrowings, outstanding				$ 915,000,000	$ 11,000,000		$ 584,000,000
Anticipated credit losses in the portfolio of receivables sold that have not yet been collected						0.00%			0.00%
Carrying value of interests held								157,000,000	157,000,000
Loss from sale of transferred financial assets									7,000,000
Sale of receivables									554,000,000
Collections reinvested in revolving receivables									3,914,000,000
Interests in conduits	1,038,000,000	0	0						64,000,000 [1]
Trade accounts receivable outstanding and derecognized from the consolidated balance sheet								405,000,000	405,000,000
Delinquencies on sold receivables that were outstanding at the end of the period								42,000,000	42,000,000
Derecognized Assets, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together, Net Credit Losses During Period								$ 0

[1]	Presented in "Operating Activities" in the consolidated statements of cash flows.